Convertible Notes (Details 2)	12 Months Ended
Mar. 31, 2020 USD ($)
Debt Disclosure [Abstract]
Amortization, Issuance costs and debt discount	$ 2,519,762
Amortization, Convertible note interest	902,149
Amortization, Total	$ 3,421,910